Derivative financial instruments	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Derivative financial instruments	Derivative financial instruments
The Group trades derivative financial instruments with various counterparties to manage its overall exposures (interest rate, foreign currency and fair value of financial instruments) and to assist its customers in managing their own exposures. The fair value of derivative financial instruments, comprised of futures, forward, options, and swaps operations, is determined in accordance with the following criteria:
•    Swap – These operations swap cash flow based on the comparison of profitability between two indexers, thus, the agent assumes both positions – put in one indexer and call on another.
•    Forward - at the market quotation value, and the installments receivable or payable are fixed to a future date, adjusted to present value, based on market rates published at B3.
•    Futures – Foreign exchange rates, prices of shares and commodities are commitments to buy or sell a financial instrument at a future date, at a contracted price or yield and may be settled in cash or through delivery. Daily cash settlements of price movements are made for all instruments.
•    Options - option contracts give the purchaser the right to buy or sell the instrument at a fixed price negotiated at a future date. Those who acquire the right must pay a premium to the seller of the right. This premium is not the price of the instrument, but only an amount paid to have the option (possibility) to buy or sell the instrument at a future date for a previously agreed price.
Positions with derivative financial instruments as of December 31, 2023 and 2022 are shown below:

	2023
	Notional	Fair Value	%	Up to 3 months	From 4 to 12 months	Above 12 months

Assets
Options	3,053,641,595	15,982,949	85	6,240,115	6,455,786	3,287,048
Swap contracts	392,133,687	3,883,112	11	381,744	531,023	2,970,345
Forward contracts	125,343,466	2,889,964	3	2,508,142	250,756	131,066
Future contracts	8,005,705	977,441	1	833,172	104,758	39,511
Total	3,579,124,453	23,733,466	100	9,963,173	7,342,323	6,427,970

Liabilities
Options	2,308,283,883	17,970,099	74	5,996,813	5,601,569	6,371,717
Swap contracts	403,391,373	3,448,067	13	56,590	842,922	2,548,555
Forward contracts	82,074,317	2,705,166	3	2,216,996	250,030	238,140
Future contracts	311,303,078	662,084	10	29,918	79,459	552,707
Total	3,105,052,651	24,785,416	100	8,300,317	6,773,980	9,711,119

	2022
	Notional	Fair Value	%	Up to 3 months	From 4 to 12 months	Above 12 months

Assets
Options	1,253,758,408	5,542,340	94	1,209,290	1,931,618	2,401,432
Swap contracts	32,705,136	2,828,613	2	62,729	350,012	2,415,872
Forward contracts	16,058,162	549,953	1	352,796	132,119	65,038
Future contracts	34,679,065	296,249	3	73,621	222,628	—
Total	1,337,200,771	9,217,155	100	1,698,436	2,636,377	4,882,342

Liabilities
Options	852,098,826	7,086,946	84	1,387,988	1,781,457	3,917,501
Swap contracts	13,755,838	839,421	1	44,526	261,669	533,226
Forward contracts	13,548,954	511,167	1	150,119	224,932	136,116
Future contracts	140,039,765	161,574	14	53,421	72,349	35,804
Others (i)	84,184	6,301	—	6,301	—	—
Total	1,019,527,567	8,605,409	100	1,642,355	2,340,407	4,622,647

(i)Related to Public Warrants liabilities issued by XPAC Acquisition Corp.
Derivatives financial instruments by index:

	2023		2022
	Notional	Fair value	Notional	Fair value

Swap Contracts
Asset Position
Interest	367,589,959	1,863,359	20,616,960	739,698
Foreign exchange	6,446,652	611,709	1,647,089	15,906
Share	17,870,871	1,363,195	10,302,018	2,054,430
Commodities	226,205	44,849	139,069	18,579
Liability Position
Interest	403,391,373	(3,448,067)	13,106,906	(630,539)
Foreign exchange	—	—	648,932	(208,882)
Forward Contracts
Asset Position
Foreign exchange	100,765,753	341,835	15,516,883	213,311
Share	—	—	305,614	306,516
Interest	24,577,713	2,548,129	233,977	30,126
Commodities	—	—	1,688	—
Liability Position
Foreign exchange	60,387,358	(759,693)	13,548,954	(511,167)
Interest	21,686,959	(1,945,473)	—	—
Future Contracts
Purchase commitments
Foreign exchange	387,663	908	6,041,572	1,182
Interest	4,887,109	972,355	26,020,396	291,057
Share	3,520	—	180,720	—
Commodities	2,727,413	4,178	2,436,377	4,010
Commitments to sell
Interest	35,365,170	(560,676)	111,237,614	(111,009)
Foreign exchange	43,572	(131)	25,134,918	(20,290)
Share	274,874,389	(99,779)	3,006,462	(23,268)
Commodities	1,019,947	(1,498)	660,771	(7,007)
Options
Purchase commitments
Foreign exchange	14,346,184	520	237,680,984	1,352,521
Share	18,780,035	385,921	462,926,358	2,394,104
Interest	3,019,606,208	15,593,786	544,855,750	1,681,487
Commodities	909,168	2,722	8,295,316	114,228
Commitments to sell
Foreign exchange	9,308,549	(123,346)	234,719,499	(1,504,068)
Share	20,296,428	(4,026,023)	26,017,420	(4,245,924)
Interest	2,278,678,906	(13,820,730)	590,924,462	(1,223,999)
Commodities	—	—	437,445	(112,956)
Others
Liability Position
Share	—	—	84,184	(6,301)
Assets		23,733,466		9,217,155
Liabilities		(24,785,416)		(8,605,409)
Net		(1,051,950)		611,746